Income Tax - Schedule of Tax Losses (Details) (20-F) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Unused tax losses for which no deferred tax asset has been recognized	$ 90,254,547	$ 87,970,140	$ 80,706,629
Potential tax benefit @ 27.50% (2016: 28.50%)	$ 23,104,882	$ 22,596,182	$ 22,194,323